LOSSES PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Q&K International Group Limited	¥ (307,974)	$ (47,006)	¥ (416,823)
Net loss attributable to ordinary shareholders—basic and diluted | (per share)	¥ (0.23)	$ (0.03)	¥ (0.34)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,352,152,052	1,352,152,052	1,226,807,606